Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		May 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for fiscal years listed below. The C&TD Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

	Summary Compen- sation Table	Compen- sation	Summary Compen- sation Table	Compen- sation	Summary Compen- sation Table	Compen- sation	Average Summary Compen- sation Table	Average Compen- sation	Value of Initial Fixed $100 Investment Based On:(3)
Year	Total for Bhavesh Patel(1) ($)	Actually paid to Bhavesh Patel(1)(2) ($)	Total for Kenneth Lane(1) ($)	Actually Paid to Kenneth Lane(1)(2) ($)	Total for Peter Vanacker(1) ($)	Actually Paid to Peter Vanacker(1)(2) ($)	Total for Non-PEO NEOs(1) ($)	Actually Paid to Non-PEO NEOs(1)(2) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($MM)	EBITDA(4) ($MM)
2023	—	—	—	—	16,546,194	21,206,198	5,168,076	7,754,168	128.90	146.45	2,121	4,509
2022	—	—	8,798,076	9,046,842	17,018,989	14,863,867	5,818,984	6,400,521	106.81	131.89	3,889	6,301
2021	19,011,033	1,514,901	—	—	—	—	4,615,231	4,648,678	107.73	148.63	5,617	8,689
2020	15,570,513	16,833,907	—	—	—	—	3,288,167	3,043,798	102.57	118.05	1,427	3,285

(1)	Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:
(a)	for 2023: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle;
(b)	for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;
(c)	for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and
(d)	for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. Deductions from, and additions to, 2023 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	16,546,194	5,168,076
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(16,479)	(26,988)
Amount added for current year service cost	12,475	15,953
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(4,004)	(11,035)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,642,449)	(2,899,160)
Year-end fair value of unvested awards granted in the current year	12,191,177	3,497,130
Year-over-year difference of year-end fair values for unvested awards granted in prior years	3,902,254	1,475,602
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	213,026	523,555
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	4,664,008	2,597,127
Compensation Actually Paid (as calculated)	21,206,198	7,754,168

(3)	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(4)	We determined EBITDA, which is a non-GAAP financial measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non PEO NEOs in 2023. More information on EBITDA can be found in Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name				EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:
(a)	for 2023: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle;
(b)	for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;
(c)	for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and
(d)	for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

Peer Group Issuers, Footnote [Text Block]				The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. Deductions from, and additions to, 2023 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	16,546,194	5,168,076
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(16,479)	(26,988)
Amount added for current year service cost	12,475	15,953
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(4,004)	(11,035)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,642,449)	(2,899,160)
Year-end fair value of unvested awards granted in the current year	12,191,177	3,497,130
Year-over-year difference of year-end fair values for unvested awards granted in prior years	3,902,254	1,475,602
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	213,026	523,555
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	4,664,008	2,597,127
Compensation Actually Paid (as calculated)	21,206,198	7,754,168

Non-PEO NEO Average Total Compensation Amount	[1]			$ 5,168,076	$ 5,818,984	$ 4,615,231	$ 3,288,167
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 7,754,168	6,400,521	4,648,678	3,043,798
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. Deductions from, and additions to, 2023 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:

	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	16,546,194	5,168,076
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(16,479)	(26,988)
Amount added for current year service cost	12,475	15,953
Amount added for prior service cost impacting current year	—	—
TOTAL ADJUSTMENTS FOR PENSION	(4,004)	(11,035)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,642,449)	(2,899,160)
Year-end fair value of unvested awards granted in the current year	12,191,177	3,497,130
Year-over-year difference of year-end fair values for unvested awards granted in prior years	3,902,254	1,475,602
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years	213,026	523,555
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
TOTAL ADJUSTMENTS FOR EQUITY AWARDS	4,664,008	2,597,127
Compensation Actually Paid (as calculated)	21,206,198	7,754,168

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

(in alphabetical order)
EBITDA
Free Cash Flow per Share
Safety
Sustainability
Value Enhancement Program Results

Total Shareholder Return Amount	[3]			$ 128.90	106.81	107.73	102.57
Peer Group Total Shareholder Return Amount	[3]			146.45	131.89	148.63	118.05
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 2,121,000,000	$ 3,889,000,000	$ 5,617,000,000	$ 1,427,000,000
Company Selected Measure Amount	[4]			4,509,000,000	6,301,000,000	8,689,000,000	3,285,000,000
PEO Name		Kenneth Lane	Peter Vanacker	Peter Vanacker		Bhavesh Patel	Bhavesh Patel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Free Cash Flow per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Safety
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Sustainability
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				Value Enhancement Program Results
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (26,988)
Non-PEO NEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				15,953
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS FOR PENSION
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,035)
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,899,160)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,497,130
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,475,602
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				523,555
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS FOR EQUITY AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,597,127
Peter Vanacker
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		$ 17,018,989	16,546,194
PEO Actually Paid Compensation Amount	[1],[2]		$ 14,863,867	21,206,198
Peter Vanacker | PEO [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(16,479)
Peter Vanacker | PEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,475
Peter Vanacker | PEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peter Vanacker | PEO [Member] | TOTAL ADJUSTMENTS FOR PENSION
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,004)
Peter Vanacker | PEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,642,449)
Peter Vanacker | PEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,191,177
Peter Vanacker | PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,902,254
Peter Vanacker | PEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peter Vanacker | PEO [Member] | Difference in fair values between prior year end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				213,026
Peter Vanacker | PEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peter Vanacker | PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peter Vanacker | PEO [Member] | TOTAL ADJUSTMENTS FOR EQUITY AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 4,664,008
Kenneth Lane
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 8,798,076
PEO Actually Paid Compensation Amount	[1],[2]	$ 9,046,842
Bhavesh Patel
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]					$ 19,011,033	$ 15,570,513
PEO Actually Paid Compensation Amount	[1],[2]					$ 1,514,901	$ 16,833,907

[1]	Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are: (a) for 2023: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; (b) for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle; (c) for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and (d) for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.
[2]	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. Deductions from, and additions to, 2023 total compensation in the Summary Compensation Table to calculate Compensation Actually Paid consist of:
[3]	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[4]	We determined EBITDA, which is a non-GAAP financial measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non PEO NEOs in 2023. More information on EBITDA can be found in Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.